Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income tax relating to components of other comprehensive income [abstract]
Current taxes	$ 0	$ 0	$ 0
Unrealized gain/(loss) on cash flow hedging derivatives	2,698	1,089	(2,939)
Pension liability	148	(248)	(189)
Total income tax recognized directly in other comprehensive income	$ 2,846	$ 841	$ (3,128)